Due to banks and correspondents - Disclosure of detail maturities due to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 9,660,877	S/ 3,979,637
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities		2,666,530
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	1,769,403	108,772
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	616,029	106,077
2023 onwards
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Bank acceptance liabilities	S/ 7,275,445	S/ 1,098,258